Fair value gain on embedded derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Embedded derivatives [Abstract]
Gains on change in fair value of derivatives	$ 5,771,000	$ 0	$ 0